UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 03/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2008 (Unaudited)

NY Tax Free Money Fund

	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
New York 97.1%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, Albany College of Pharmacy, Series A, 2.18% *, 7/1/2038, TD Banknorth NA (a)	7,330,000	7,330,000
Broome County, NY, Industrial Development Agency Revenue, Parlor City Paper Box Co., AMT, 2.29% *, 10/1/2016, NBT Bank NA (a)	710,000	710,000
Erie County, NY, Industrial Development Agency, Civic Facility Revenue, Suburban Adult Services, Inc., 2.29% *, 6/1/2022, KeyBank NA (a)	3,280,000	3,280,000
Guilderland, NY, Industrial Development Agency, Civic Facility Revenue, Multi-Mode-Wildwood Project, Series A, 2.29% *, 7/1/2032, KeyBank NA (a)	5,200,000	5,200,000
Hempstead, NY, Industrial Development Agency Revenue, Series 92-G, 144A, AMT, 2.28% *, 10/1/2045	3,000,000	3,000,000
Nassau County, NY, General Obligation, Series A, 3.25%, 1/15/2009 (b)	3,395,000	3,416,300
Nassau County, NY, Industrial Development Agency Revenue, Series 75-G, 144A, AMT, 2.29% *, 12/1/2033	2,000,000	2,000,000

New Rochelle, NY, City School District, Tax Anticipation Notes, 4.25%, 6/30/2008	3,500,000	3,504,651
New York, General Obligation:
Series 1996, 144A, 2.29% *, 4/1/2014	3,995,000	3,995,000
Series 1318, 144A, 2.71% *, 6/1/2013 (b)	1,490,000	1,490,000
New York, Lehman Municipal Trust Receipts, Various States:
Series M2-D, 144A, 2.17% *, 3/15/2037	5,000,000	5,000,000
Series K22W-D, 2.25% *, 8/15/2027 (b)	3,140,000	3,140,000
New York, Long Island Power Authority, Electric Systems Revenue, Series A, 5.0%, 12/1/2018 (b)	1,500,000	1,520,848
New York, Metropolitan Transportation Authority Revenue:
Series R-12047, 2.29% *, 11/15/2030 (b)	3,680,000	3,680,000
2.55%, 6/11/2008	2,500,000	2,500,000
3.05%, 8/12/2008	4,000,000	4,000,000
New York, Nassau Health Care Corp. Revenue, Series 2004-C1, 1.9% *, 8/1/2029 (b)	1,000,000	1,000,000
New York, State Dormitory Authority Revenue, Park Ridge Hospital, Inc., 2.21% *, 7/1/2029, JPMorgan Chase Bank (a)	2,130,000	2,130,000
New York, State Dormitory Authority Revenue, Secondary Issues:
Series 1971, 144A, 2.14% *, 7/1/2027	5,000,500	5,000,500
Series R-12121, 2.23% *, 3/15/2031	2,100,000	2,100,000
Series 2381, 144A, 2.29% *, 12/15/2014	2,000,000	2,000,000
Series 2659, 144A, 2.29% *, 3/15/2015	1,900,000	1,900,000
New York, State Housing Finance Agency Revenue, Series A, AMT, 2.15% *, 5/1/2029	3,795,000	3,795,000
New York, State Housing Finance Agency Revenue, 100 Maiden Lane, Series A, 2.27% *, 5/15/2037	1,650,000	1,650,000
New York, State Housing Finance Agency Revenue, 316 Eleventh Ave. Housing, Series A, AMT, 2.1% *, 5/15/2041	2,500,000	2,500,000
New York, State Housing Finance Agency Revenue, Helena Housing, Series A, AMT, 2.15% *, 5/15/2036	6,500,000	6,500,000
New York, State Housing Finance Agency, Service Contract Revenue, Series D, 1.92% *, 3/15/2026, State Street Bank & Trust Co. (a)	700,000	700,000
New York, State Housing Finance Agency Revenue, Third Avenue Apartments, Series A, AMT, 2.35% *, 11/1/2035, Bank of America NA (a)	2,000,000	2,000,000
New York, State Power Authority, 2.65%, 5/1/2008	6,000,000	6,000,000
New York, State Thruway Authority, Highway & Bridge Trust Fund, Series R-458, 144A, 2.78% *, 4/1/2020 (b)	3,000,000	3,000,000
New York, State Urban Development Corp. Revenue, Series R-1094, 144A, 2.23% *, 12/15/2025	2,295,000	2,295,000
New York, Triborough Bridge & Tunnel Authority Revenues:
Series M1J-D, 144A, 2.32% *, 11/15/2010 (b)	2,050,000	2,050,000
Series B-13, 144A, 3.25% *, 11/15/2021 (b)	2,055,000	2,055,000
Series B, 3.5% *, 1/1/2032 (b)	1,300,000	1,300,000
Series C, 3.5% *, 1/1/2032 (b)	9,000,000	9,000,000
New York City, NY, Housing Development Corp., Multi-Family Rent Housing Revenue, 155 West 21st Street Development, Series A, AMT, 2.1% *, 11/15/2037	5,000,000	5,000,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Boricua Village Apartments Site, Series A-2, AMT, 2.1% *, 9/1/2042, Citibank NA (a)	4,000,000	4,000,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, 201 Pearl Street Development, Series A, 1.92% *, 10/15/2041	800,000	800,000
New York City, NY, Housing Development Corp., Multi-Family Revenue, 1090 Franklin Ave., AMT, Series A, 2.17% *, 12/1/2037, Citibank NA (a)	700,000	700,000
New York City, NY, Industrial Development Agency Revenue, Empowerment Zone, Tiago, AMT, 2.25% *, 1/1/2037, ING Bank NV (a)	4,000,000	4,000,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Abraham Joshua Heschel Project, 2.19% *, 4/1/2032, Allied Irish Bank PLC (a)	1,365,000	1,365,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Allen Stevenson School, 2.24% *, 12/1/2034, Allied Irish Bank PLC (a)	1,075,000	1,075,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Congregation Lev Bais Yaakov, 2.32% *, 7/1/2037, KeyBank NA (a)	8,525,000	8,525,000

New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jewish Board of Family Services, 2.24% *, 7/1/2025, Allied Irish Bank PLC (a)	4,000,000	4,000,000
New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue, Series 1289, 2.29% *, 12/15/2013	965,000	965,000
New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue, 2nd Generation Resolution, Series 2008-BB-4, 2.05% *, 6/15/2033	6,950,000	6,950,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series DDD, 144A, 2.25% *, 6/15/2031	8,755,000	8,755,000
Series K2-D, 144A, 2.27% *, 6/15/2026 (b)	1,250,000	1,250,000
New York City, NY, Transitional Finance Authority Revenue:
Series A, 144A, 2.22% *, 11/1/2030	1,000,000	1,000,000
Series 1908, 144A, 2.29% *, 5/1/2015	5,000,000	5,000,000
New York, NY, General Obligation:
Series I-8, 1.25% *, 4/1/2036, Bank of America NA (a)	2,435,000	2,435,000
Series R-11299, 144A, 2.23% *, 2/1/2022	4,395,000	4,395,000
Series 2392, 144A, 2.29% *, 2/1/2015	6,295,000	6,295,000
Series M1-D, 144A, 2.32% *, 8/1/2011 (b)	2,600,000	2,600,000
Series C, 5.0%, 8/1/2008 (b)	2,000,000	2,015,449
Onondaga County, NY, Industrial Development Agency, Civic Facility Revenue, YMCA of Greater Syracuse, Series A, 2.29% *, 11/1/2025, Citizens Bank NA (a)	2,500,000	2,500,000
Otsego County, NY, Industrial Development Agency, Civic Facility Revenue, Noonan Community Service Corp. Project, Series A, 2.2% *, 3/1/2025, Wilber National Bank (a)	1,200,000	1,200,000
Otsego County, NY, Industrial Development Agency, Civic Facility Revenue, Templeton Foundation Project, Series A, 2.29% *, 6/1/2027, KeyBank NA (a)	3,375,000	3,375,000
Schoharie County, NY, Industrial Development Agency, Civic Facility Revenue, Bassett Hospital Project, Series A, 2.29% *, 2/1/2021, KeyBank NA (a)	370,000	370,000
Seneca County, NY, Industrial Development Agency, Solid Waste Disposal Revenue, Macon Trust, Series W, 144A, AMT, 2.29% *, 10/1/2035	3,500,000	3,500,000
Smithtown, NY, Center School District, Tax Anticipation Notes, 4.0%, 6/27/2008	3,000,000	3,004,172
Suffolk County, NY, Tax Anticipation Notes, 3.5%, 8/14/2008	3,000,000	3,007,196
Tompkins County, NY, Industrial Development Agency Revenue, Civic Facilities, Series A, 2.3% *, 12/1/2021, Citizens Bank NA (a)	1,105,000	1,105,000
Tompkins County, NY, Industrial Development Agency Revenue, Civic Facilities, Tomkins Cortland, 2.3% *, 1/1/2037, Citizens Bank NA (a)	6,805,000	6,805,000
Yates County, NY, Industrial Development Agency, Civic Facility Revenue, Series B, 2.24% *, 9/1/2015, KeyBank NA (a)	1,720,000	1,720,000

		208,454,116

Puerto Rico 2.9%
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue, Series C-63, 144A, 2.28% *, 7/1/2036 (b)	1,700,000	1,700,000
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Control Facilities, Bristol-Myers Squibb Project, AMT, 2.26% *, 12/1/2030	4,500,000	4,500,000

		6,200,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $214,654,116) †	100.0	214,654,116
Other Assets and Liabilities, Net	0.0	(45,065)

Net Assets	100.0	214,609,051

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of March 31, 2008.

†		The cost for federal income tax purposes was $214,654,116.
(a)		Security incorporates a letter of credit from a major bank.

(b)	Bond is insured by one of these companies:
	Insurance Coverage	As a % of Total Investment Portfolio
	Ambac Financial Group, Inc	6.9
	Financial Security Assurance, Inc.	7.7
	MBIA Corp.	3.7

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$ -
Level 2 - Other Significant	214,654,116
Observable Inputs
Level 3 - Significant	-
Unobservable Inputs
Total	$ 214,654,116

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. Securities in the Fund are included in Level 2 since the securities are valued utilizing the amortized cost method permitted in accordance with Rule 2A-7 under the 1940 Act. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	NY Tax Free Money Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	NY Tax Free Money Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	May 14, 2008